Related party transactions	6 Months Ended
Jun. 30, 2025
Related party transactions [abstract]
Related party transactions	Related party transactions
Members of the Executive Board and Other Executive Members
For each of the period presented, the following compensation was granted to the members of the Executive Committee of the Company and were recognized as expense:

(in thousands of euro)	June 30, 2025	June 30, 2024

Personnel and other short-term employee benefits	1,858	1,713
Extra pension benefits	107	21
Share-based compensation	1,537	519
Advisory fees	—	—
Executive Board Members and other Executive Members compensation	3,502	2,253
Personnel and other short-term employee benefits correspond to amounts included in personnel expenses for the six-month periods ended June 30, 2025 and June 30, 2024 respectively.
As of June 30, 2024, the Company has also recognized expenses totaling €154 thousand including with companies in which a mandate is held by the identified related parties.
Members of the Supervisory Board and Borad of Directors
The Company recognized a provision of €268 thousand for attendance fees (jetons de presence) relating to the six months ended June 30, 2025. This amount includes the compensation for the Chairman of the Supervisory Board until May 22, 2025 and for Chairman of Board of Directors since then.
Related parties
Novo Nordisk A/S is a shareholder related to the Company by three licensing agreements related to the drug candidates lirilumab, monalizumab and avdoralimab. Under the terms of the agreements, Novo Nordisk A/S is eligible to receive milestone payments as well as royalties on future sales. As of June 30, 2025, the Company has no liability to Novo Nordisk A/S.
AstraZeneca is a shareholder and is related to the Company through several collaboration and option licensing or license agreements for different drug candidates (monalizumab, avdoralimab and IPH5201). The payments between the two companies as well as the liabilities and receivables as of June 30, 2025 are as follows:

	As of June 30,2025
(in thousands of euro)	Payments	Assets/Liabilities

Collection (AstraZeneca to the Company) / Receivables	1,281	363
Payments (the Company to AstraZeneca) / Liabilities	(1,986)	(1,873)
Total	(705)	(1,510)

Sanofi invested €15.0 millions in share capital on April 23, 2025 corresponding to 9.05% of total shares. Sanofi is related to the company through two collaboration contracts with the Company. Except the investment, the Company had no financial transaction during the first half of 2025:

30 juin 2025
(in thousands of euro)	Paiements	Bilan

Collection (Sanofi to the Company) / Receivables	—	—
Payments (the Company to Sanofi) / Liabilities	—	—
Total	—	—

Subsidiaries
The business relationships between the Company and its subsidiary are governed by intra-group and commercial agreements, concluded at market standard conditions on an arm’s length basis.